Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2013
Registrant Name	JPMORGAN TRUST II
Central Index Key	0000763852
Amendment Flag	false
Document Creation Date	Sep 3, 2013
Document Effective Date	Sep 3, 2013
Prospectus Date	Jul 1, 2013

J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(Class A, Class B, Class C & Select Class Prospectus)

(a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated July 1, 2013, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the JPMorgan High Yield Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on Class A Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 67-68 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.43	0.43	0.44	0.43
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.18	0.18	0.19	0.18
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.34	1.84	1.85	1.09
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.23)	(0.24)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.01	1.61	1.61	0.86

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, 1.60%, 1.60% and 0.85%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	752	1,051	1,900
CLASS B SHARES ($)	664	856	1,174	2,009
CLASS C SHARES ($)	264	558	978	2,150
SELECT CLASS SHARES ($)	88	324	579	1,308

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	752	1,051	1,900
CLASS B SHARES ($)	164	556	974	2,009
CLASS C SHARES ($)	164	558	978	2,150
SELECT CLASS SHARES ($)	88	324	579	1,308

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(Class A, Class B, Class C & Select Class Prospectus)

(a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated July 1, 2013, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the JPMorgan High Yield Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on Class A Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 67-68 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.43	0.43	0.44	0.43
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.18	0.18	0.19	0.18
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.34	1.84	1.85	1.09
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.23)	(0.24)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.01	1.61	1.61	0.86

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, 1.60%, 1.60% and 0.85%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	752	1,051	1,900
CLASS B SHARES ($)	664	856	1,174	2,009
CLASS C SHARES ($)	264	558	978	2,150
SELECT CLASS SHARES ($)	88	324	579	1,308

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	752	1,051	1,900
CLASS B SHARES ($)	164	556	974	2,009
CLASS C SHARES ($)	164	558	978	2,150
SELECT CLASS SHARES ($)	88	324	579	1,308

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan High Yield Fund

(Class A, Class B, Class C & Select Class Prospectus)

(a series of JPMorgan Trust II)

Supplement dated September 3, 2013

to the Prospectus dated July 1, 2013, as supplemented

Changes to Expense Limitation Agreement. Effective September 1, 2013, the JPMorgan High Yield Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on Class A Shares of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables for the Fund in the Fund’s prospectus are hereby replaced with the corresponding tables below.

The tables below replace the corresponding tables on pages 67-68 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.43	0.43	0.44	0.43
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.18	0.18	0.19	0.18
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.34	1.84	1.85	1.09
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.23)	(0.24)	(0.23)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.01	1.61	1.61	0.86

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, 1.60%, 1.60% and 0.85%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	752	1,051	1,900
CLASS B SHARES ($)	664	856	1,174	2,009
CLASS C SHARES ($)	264	558	978	2,150
SELECT CLASS SHARES ($)	88	324	579	1,308

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	752	1,051	1,900
CLASS B SHARES ($)	164	556	974	2,009
CLASS C SHARES ($)	164	558	978	2,150
SELECT CLASS SHARES ($)	88	324	579	1,308

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/14
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 8/31/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	474
3 Years	rr_ExpenseExampleYear03	752
5 Years	rr_ExpenseExampleYear05	1,051
10 Years	rr_ExpenseExampleYear10	1,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	474
3 Years	rr_ExpenseExampleNoRedemptionYear03	752
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,051
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
JPMorgan High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[1]
1 Year	rr_ExpenseExampleYear01	664
3 Years	rr_ExpenseExampleYear03	856
5 Years	rr_ExpenseExampleYear05	1,174
10 Years	rr_ExpenseExampleYear10	2,009
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	556
5 Years	rr_ExpenseExampleNoRedemptionYear05	974
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,009
JPMorgan High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[1]
1 Year	rr_ExpenseExampleYear01	264
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	978
10 Years	rr_ExpenseExampleYear10	2,150
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	978
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,150
JPMorgan High Yield Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,308
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	324
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,308

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.00%, 1.60%, 1.60% and 0.85%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 9/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013